Shareholders' equity - Capital, Treasury shares and Share premium (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands				12 Months Ended
	Sep. 20, 2018	Mar. 28, 2018	Feb. 15, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholders' equity
Capital				$ 133,320	$ 133,320
Capital, shares				133,320	133,320
Par value ($ per share)				$ 1.00	$ 1.00
Authorized, but unissued and unsubscribed share capital				$ 231,925
Maximum amount authorized to repurchase under the share buy-back program	$ 30,000
Period of time for repurchase of shares under buy-back program	12 months
Treasury shares				$ 1,352
Treasury shares, shares				112
Reimbursement of share premium, amount approved			$ 0.60
Payments for reimbursement of share premium		$ 80,000		$ 80,000	$ 430,000	$ 69,931